Related Party Transactions - Summary of Amount Due From/To Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties	¥ 78,032	$ 10,991	¥ 47,604
Amount due from related parties	89,982		295,642
JD Group
Related Party Transaction [Line Items]
Amount due from related parties	58,788		96,745
JD Group | Other Payables
Related Party Transaction [Line Items]
Amount due to related parties	76,026		41,448
Jinsong Group
Related Party Transaction [Line Items]
Amount due to related parties	1,945		5,281
Jinsong Group | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties	17,054		9,323
AiFenLei Group | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties	13,909		189,567
Gulin Group
Related Party Transaction [Line Items]
Amount due to related parties	40		875
Gulin Group | Other Receivables
Related Party Transaction [Line Items]
Amount due from related parties			¥ 7
Yuejun
Related Party Transaction [Line Items]
Amount due to related parties	21
Amount due from related parties	¥ 231